Summary of Significant Accounting Policies - Summary of Useful Lives of Property and Equipment, net (Detail)	Dec. 31, 2024
Leasehold Improvements [Member]
Property and Equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember